Leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.40%	4.18%
Cash outflows in operating activities for leases	¥ 0.1	¥ 19.8	¥ 16.7